Average Annual Total Returns{- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-13 - Fidelity Managed Retirement 2010 Fund	Fidelity Managed Retirement 2010 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2010 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2010 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2010 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNG Past 1 year	IXZNG Past 5 years	IXZNG Past 10 years
Total	3.81%	6.61%	7.20%	2.00%	4.64%	5.77%	2.87%	4.66%	5.37%	(1.54%)	3.57%	2.90%	4.11%	6.86%	7.28%